Shareholders’ Equity (Deficit) (Details)											1 Months Ended		2 Months Ended		6 Months Ended			12 Months Ended
		Apr. 11, 2024 CNY (¥) shares	Apr. 11, 2024 USD ($) $ / shares shares	Nov. 13, 2023 USD ($) shares	Jul. 28, 2023 CNY (¥)	Jul. 28, 2023 USD ($)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 14, 2022 CNY (¥) shares	Jul. 14, 2022 USD ($) $ / shares shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	May 31, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 05, 2023 shares	Dec. 31, 2022 $ / shares shares	Jul. 12, 2022 $ / shares shares	Jan. 08, 2021 $ / shares shares
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																									$ 0.0002
Cash proceeds			$ 5,000,000	$ 5,189,500							¥ 122,300,000	$ 18,950,000	¥ 81,000,000	$ 12,600,000	¥ 30,610,245	$ 4,295,090		¥ 72,802,734	$ 10,278,952	¥ 144,043,186	¥ 201,199,989
Ordinary shares issued by ESOP											1,895,000	1,895,000
Provided interest-free loans					¥ 72,802,000	$ 10,000,000
Option exercised by employees															81,853	81,853		504,557	504,557
Employee exercise price per shares (in Dollars per share) | $ / shares																			$ 0.0002
Exercise price per share (in Dollars per share) | $ / shares																$ 0.0002
Reverse stock split share															250,000,000	250,000,000
Share per share (in Dollars per share) | $ / shares																$ 0.0002
Net proceeds		¥ 30.6	$ 4,300,000
Share issued, ESOP															4,603,090	4,603,090		4,684,943	4,684,943
Equity [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued by ESOP																			70,516,380				55,748,336
Ordinary shares outstanding																			65,831,437				55,748,336
Nano Labs Ltd [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares authorized																									250,000,000
Zhejiang Haowei [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued				5,189,500									10,375,500	10,375,500
Board of Directors Chairman [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.0002
Ordinary shares																99,999,999
Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]															$ 0.0002			$ 0.0002				$ 0.0002
Ordinary shares issued	[1]															28,589,078			28,589,078				28,589,078
Ordinary shares outstanding	[1]															28,589,078			28,589,078				28,589,078
Vote per share																		15	15
Ordinary shares	[1]															28,589,078			28,589,078				28,589,078
Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]															$ 0.0002			$ 0.0002				$ 0.0002
Ordinary shares issued	[1]															46,275,127			41,927,302				27,159,258
Ordinary shares issued by ESOP																			4,684,943
Ordinary shares outstanding	[1]															41,672,037			37,242,359				27,159,258
Vote per share																		one	one
New issuance of shares		4,347,825	4,347,825
Ordinary shares	[1]															121,410,923			121,410,923				121,410,923
Exercise price per share (in Dollars per share) | $ / shares			$ 1.26
Warrants outstanding			6,521,737
Class A Ordinary Shares [Member] | Kastle Limited [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares				5,189,500
Class A Ordinary Shares [Member] | 2022 Share Incentive Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares				5,189,500
Class A Ordinary Shares [Member] | Qifeng Sun [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued																						9,578,544
Class A and Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued																74,864,205			70,516,380
Ordinary shares outstanding																70,261,115			65,831,437
IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																								$ 0.0002
IPO [Member] | American Depositary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares									1,770,000	1,770,000
Shares issued, price per share (in Dollars per share) | $ / shares										$ 11.5
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares outstanding																								28,589,078
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares outstanding																								23,305,924
IPO [Member] | Class A Ordinary Shares [Member] | American Depositary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Proceeds from issuance initial public offering (in Dollars) | $										$ 20,400,000
Net proceeds									¥ 111,939,400	$ 16,600,000
Supplemental Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Proceeds from sale of stock							¥ 32,103,786	$ 4,500,000
Supplemental Offering [Member] | American Depositary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares							2,083,334	2,083,334
Supplemental Offering [Member] | Class A Ordinary Shares [Member] | American Depositary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Cash proceeds | $								$ 5,000,000
Shares issued, price per share (in Dollars per share) | $ / shares								$ 2.4
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1.15

[1]	After giving effect of the reverse stock split, see Note 1.